Installment Loans (Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 79,995	¥ 56,836	¥ 58,011
Provision (Reversal)	0	0	24,425
Charge-offs	(24,897)	(37,432)	(24,920)
Recoveries	474	805	788
Other	3,818	858	(1,468)
Ending balance	71,416	79,995	56,836
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,835	1,458	3,186
Provision (Reversal)			(24)
Charge-offs	(2,372)	(4,040)	(1,789)
Recoveries	114	46	77
Other	15	119	8	[1]
Ending balance	¥ 1,575	¥ 1,835	¥ 1,458

[1]	Other includes foreign currency translation adjustments.